Leases - Schedule of Rental Income from Lease Agreements as Lessor (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lianwai Kindergarten [Member]
Rental Income：
Rental Income	¥ 754,285	¥ 754,285	¥ 754,285